Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
Subsequent Events

9. SUBSEQUENT EVENTS

On January 3, 2019, the Company completed an employment agreement with George Jage, President of MjLink, providing that effective on the 91st day after the start date of the agreement (the “Grant Date”) and subject to the approval of the Company’s Board of Directors, George Jage will be granted the equivalent in shares to equal 2.5% of the outstanding shares of MjLink that will vest on a monthly basis after 90 days of employment in equal parts in months 4 through 12. Additionally, the employment agreement provides George Jage with the opportunity to earn an additional 2.5% of MjLink’s equity during the first year of this employment contract based on performance goals met. All stock issuances to Mr. Jage are subject to applicable holdings periods and volume limitations under Securities Act Rule 144 If Mr. Jage resigns as MjLink’s President during the first 24 months of the employment agreement, all stock previously issued to him are required to be returned to MjLink’s treasury.

On February 6, 2019, the Company authorized the issuance of 500,000 common stock shares to Mark DiSiena, Chief Financial Officer for his CFO services; 1,000,000 common stock shares to Frederick M. Lehrer for his legal services as an independent contractor; and 50,000 common stock shares to the Company’s employee Kelsey Higgins, for her marketing services. The shares are valued at $0.10, the closing stock price on the date of grant, for total non-cash expense of $50,000. The shares were issued during the three months ended March 31, 2019.

From January 1, 2019 thru March 14, 2019 we entered into subscription agreements with 8 accredited investors. We sold 5,725,000 common stock shares to the accredited investors of which 1,200,000 common stock shares were sold at $0.05 per share for total gross proceeds of $60,000, and 4,525,000 common stock shares were sold at $0.10 per share for total gross proceeds of $452,500. As of March 14, 2019, we received $372,500 out of the $512,500, awaiting on the remaining $140,000. 3,200,000 of the 5,725,000 shares were issued by March 14, 2019.

Apart from the above event, management has evaluated subsequent events pursuant to the requirements of ASC Topic 855, from the balance sheet date through the date the financial statements were available to be issued and has determined that there are no other material subsequent events that require disclosure in the financial statements.